Warrants Liabilities - Schedule of Outstanding Warrants (Details)	12 Months Ended
Dec. 31, 2024 shares
Public [Member]
Schedule of Outstanding Warrants [Line Items]
Opening balance as of January 1, 2024	10,000,000
Movement during asset acquisition
Exercised during the year
Ending balance as of December 31, 2024	10,000,000
Private placement [Member]
Schedule of Outstanding Warrants [Line Items]
Opening balance as of January 1, 2024	720,000
Movement during asset acquisition	13,426,246
Exercised during the year
Ending balance as of December 31, 2024	14,146,246
Representative [Member]
Schedule of Outstanding Warrants [Line Items]
Opening balance as of January 1, 2024
Movement during asset acquisition
Exercised during the year
Ending balance as of December 31, 2024
Service [Member]
Schedule of Outstanding Warrants [Line Items]
Opening balance as of January 1, 2024	152,800
Movement during asset acquisition
Exercised during the year
Ending balance as of December 31, 2024	152,800